Janus Henderson Enterprise Portfolio Expense Example - Institutional Shares [Member] - Janus Henderson Enterprise Portfolio - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894